787 Seventh Avenue
New York, NY 10019-6099
Tel: 212 728 8000
Fax: 212 728 8111

April 1, 2016

VIA EDGAR CORRESPONDENCE

Mr. Jay Williamson

Disclosure Review and Accounting Office

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Permal Alternative Select Fund and Permal Alternative Core Fund, each a series of

Legg Mason Partners Equity Trust

Investment Company Act File No. 811-06444

Dear Mr. Williamson:

On behalf of Legg Mason Partners Equity Trust (the “Trust”), we hereby transmit for filing with the Securities and Exchange Commission (the “SEC”) the definitive proxy materials consisting of a Notice of Joint Special Meeting of Shareholders, a Proxy Statement and a Form of Proxy to be used in connection with the Joint Special Meeting of Shareholders of the funds listed above (the “Funds”), to be held on May 20, 2016 (the “Meeting”). It is anticipated that definitive copies of the proxy materials will be mailed to stockholders on or about April 6, 2016.

This letter responds to the comments that you provided in a telephone conversation with the undersigned on March 16, 2016 regarding the preliminary proxy materials to be used in connection with the Special Meeting of Shareholders of Permal Alternative Select VIT Portfolio, a series of Legg Mason Partners Variable Equity Trust (the “VIT Preliminary Proxy Materials”) that were filed on March 11, 2016. In our telephone conversation, you advised that the comments on the VIT Preliminary Proxy Materials should be applied to both those materials and the Preliminary Proxy Materials filed by the Trust on March 11, 2016 (the “Preliminary Proxy Materials”). For your convenience, the comments on the VIT Preliminary Proxy Materials are set forth below and the Trust’s response to each comment is set out immediately under the comment. Capitalized terms have the meanings assigned in the Preliminary Proxy Materials unless otherwise defined in this letter. Page references are to the Preliminary Proxy Materials.

NEW YORK     WASHINGTON     HOUSTON     PARIS     LONDON     MILAN     ROME     FRANKFURT     BRUSSELS

in alliance with Dickson Minto W.S., London and Edinburgh

April 1, 2016

Comment No. 1:            Respond to the comments in a writing filed as CORRESP on Edgar. If any disclosure needs to be revised, include the revised disclosure with the letter, and include Tandy representations.

Response:            As requested, the Trust has filed this letter, which includes any revised disclosure, and the Tandy representations, which are provided in a separate letter from the Trust, on EDGAR as a CORRESP filing.

Comment No. 2:            Provide the series and class identifiers for each class of each Fund that is eligible to vote at the Meeting.

Response:            The series and class identifiers for each class of each Fund that is eligible to vote at the Meeting have been included in Exhibit A.

Comment No. 3:            On pages 7 and 8, clarify the statement that the Permal Alternative Select Fund did not pay Permal an effective management fee. Item 22(c)(1)(iii) of Schedule 14A requires disclosure of the aggregate amount of the investment adviser’s fee.

Response:            The disclosure has been revised to include the gross management fees and net management fees (after fee waivers and expense reimbursements) that Permal Alternative Select Fund paid during its most recent fiscal year in addition to the effective management fee rate paid by the Fund. As noted, the amount of fee waivers and expense reimbursements for this Fund exceeded the amount of the gross management fees.

Comment No. 4:            On pages 16-17 and 21, clarify the basis for the statements that the current fee waiver arrangement is not expected to change as a result of the Combination. You asked whether, for example, the Permal Alternative Select Fund will enter into a new fee waiver arrangement with the new adviser and, if so, whether the terms of the new arrangement will be similar in all material respects to the current arrangement.

Response:            The disclosure has been revised as follows (new language in italics):

[For Permal Alternative Select Fund:] The Trustees also noted that EnTrustPermal had committed to continue Permal’s current fee waiver and/or expense reimbursement arrangement with the Fund, which cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent, and that the terms of the current fee waiver and expense reimbursement arrangement will not change as a result of the Combination.

[For Permal Alternative Core Fund:] At the March Board Meeting, the Board noted that the Contractual Management Fee will remain the same, that LMPFA had committed to continue the current fee waiver and/or expense reimbursement arrangement, which cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent, and that the terms of the current fee waiver and expense reimbursement arrangement will not change as a result of the Combination.

April 1, 2016

Comment No. 5:            In Exhibit E, disclose for each comparable fund whether the adviser’s compensation has been waived, reduced or agreed to be reduced, pursuant to Item 22(c)(10) of Schedule 14A.

Response:            The requested changes have been made.

Comment No. 6:            In the form of proxy card, conform the phrasing of the proposal to the proxy statement (i.e., say “approve a new agreement” not “consider and vote upon a new agreement”).

Response:            The requested change has been made.

*        *        *         *

April 1, 2016

If you have any questions regarding these responses, please do not hesitate to contact me at (212) 728-8558.

Very truly yours,

/s/ Dianne E. O’Donnell
Dianne E. O’Donnell

Enclosures

cc:	Rosemary D. Emmens, Esq.

Benjamin J. Haskin, Esq.

Neesa P. Sood, Esq.

Legg Mason Partners Equity Trust

620 Eighth Avenue, 49th Floor

New York, New York 10018

April 1, 2016

VIA EDGAR CORRESPONDENCE

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Permal Alternative Select Fund and Permal Alternative Core Fund,
each a series of Legg Mason Partners Equity Trust
Investment Company Act File No. 811-06444

Ladies and Gentlemen:

In connection with the Commission Staff’s review of the preliminary proxy statement filed by Legg Mason Partners Equity Trust (the “Trust”) on behalf of Permal Alternative Select Fund and Permal Alternative Core Fund, each a series of the Trust, with the Commission on March 11, 2016, the Trust acknowledges that, with respect to filings made by the Trust with the Commission and reviewed by the Staff:

(a) the Trust is responsible for the adequacy and accuracy of the disclosure in the filings;

(b) Staff comments or changes to disclosure in response to Staff comments in the filings reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filings; and

(c) the Trust may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

Legg Mason Partners Equity Trust

By:	/s/ Rosemary D. Emmens
Name:	Rosemary D. Emmens
Title:	Assistant Secretary